Income Tax Expense - Schedule of Effective Income Tax Rate Reconciliation (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	25.00%	25.00%